Consolidated Statements of Comprehensive Loss (Parenthetical) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Statement of Comprehensive Income [Abstract]
Cash flow hedge, tax	₨ 36,579	₨ 0
Unrealized gain on available for sale securities, tax	₨ 11,940	₨ 10,028